Condensed Schedule of Investments (USD $)	Dec. 31, 2011	Dec. 31, 2010
Forward Contracts
Limited Partners' Capital Account [Line Items]
Percentage of Net Assets	0.20%	0.70%
Fair Value	$ 39,591	$ 188,125
Livestock
Limited Partners' Capital Account [Line Items]
Percentage of Net Assets		0.30%
Fair Value		92,460
Future Contracts
Limited Partners' Capital Account [Line Items]
Percentage of Net Assets	(7.30%)	9.30%
Fair Value	(1,858,879)	2,483,116
United States Treasury Bills due
Limited Partners' Capital Account [Line Items]
Face Value	6,400,000	9,600,000
Percentage of Net Assets	25.20%	36.00%
Fair Value	6,400,000	9,598,087
Unrealized Appreciation on Forward Contracts
Limited Partners' Capital Account [Line Items]
Percentage of Net Assets	0.50%	0.80%
Fair Value	134,988	224,585
Unrealized Appreciation on Forward Contracts | Currency Swap
Limited Partners' Capital Account [Line Items]
Percentage of Net Assets	0.50%	0.80%
Fair Value	134,988	224,585
Unrealized Depreciation on Forward Contracts
Limited Partners' Capital Account [Line Items]
Percentage of Net Assets	(0.40%)	(0.10%)
Fair Value	(95,397)	(36,460)
Unrealized Depreciation on Forward Contracts | Currency Swap
Limited Partners' Capital Account [Line Items]
Percentage of Net Assets	(0.40%)	(0.10%)
Fair Value	(95,397)	(36,460)
Futures Contracts Purchased
Limited Partners' Capital Account [Line Items]
Percentage of Net Assets	(8.80%)	10.60%
Fair Value	(2,237,362)	2,832,921
Futures Contracts Purchased | Currency Swap
Limited Partners' Capital Account [Line Items]
Percentage of Net Assets	0.30%	1.90%
Fair Value	68,483	484,663
Futures Contracts Purchased | Energy
Limited Partners' Capital Account [Line Items]
Percentage of Net Assets	(0.30%)	0.40%
Fair Value	(86,639)	110,783
Futures Contracts Purchased | Financial
Limited Partners' Capital Account [Line Items]
Percentage of Net Assets	0.00%	0.50%
Fair Value	5,880	127,537
Futures Contracts Purchased | Financial | 2 Years U.S. Treasury Note
Limited Partners' Capital Account [Line Items]
Percentage of Net Assets	0.00%
Fair Value	1,954
Futures Contracts Purchased | Financial | Other
Limited Partners' Capital Account [Line Items]
Percentage of Net Assets	0.00%
Fair Value	3,926
Futures Contracts Purchased | Food & Fiber
Limited Partners' Capital Account [Line Items]
Percentage of Net Assets	0.10%	0.70%
Fair Value	30,713	194,250
Futures Contracts Purchased | Indices
Limited Partners' Capital Account [Line Items]
Percentage of Net Assets	0.00%	0.40%
Fair Value	8,193	114,065
Futures Contracts Purchased | CMX Gold
Limited Partners' Capital Account [Line Items]
Percentage of Net Assets	(8.80%)	4.00%
Fair Value	(2,228,620)	1,067,060
Futures Contracts Purchased | Other Metals
Limited Partners' Capital Account [Line Items]
Percentage of Net Assets	(0.10%)	2.40%
Fair Value	(35,372)	642,103
Futures Contracts Purchased | Total metals
Limited Partners' Capital Account [Line Items]
Percentage of Net Assets	(8.90%)	6.40%
Fair Value	(2,263,992)	1,709,163
Futures Contracts Sold
Limited Partners' Capital Account [Line Items]
Percentage of Net Assets	1.50%	(1.30%)
Fair Value	378,483	(349,805)
Futures Contracts Sold | Currency Swap
Limited Partners' Capital Account [Line Items]
Percentage of Net Assets	0.30%	0.10%
Fair Value	85,282	33,694
Futures Contracts Sold | Energy
Limited Partners' Capital Account [Line Items]
Percentage of Net Assets	0.30%	(0.10%)
Fair Value	84,680	(30,980)
Futures Contracts Sold | Financial
Limited Partners' Capital Account [Line Items]
Percentage of Net Assets	0.00%	(0.10%)
Fair Value	(11,937)	(22,344)
Futures Contracts Sold | Food & Fiber
Limited Partners' Capital Account [Line Items]
Percentage of Net Assets	0.10%
Fair Value	23,297
Futures Contracts Sold | Indices
Limited Partners' Capital Account [Line Items]
Percentage of Net Assets	0.20%	0.10%
Fair Value	58,871	23,963
Futures Contracts Sold | Livestock
Limited Partners' Capital Account [Line Items]
Percentage of Net Assets	0.10%
Fair Value	18,950
Futures Contracts Sold | Total metals
Limited Partners' Capital Account [Line Items]
Percentage of Net Assets	0.50%	(1.30%)
Fair Value	119,340	(354,138)
Futures and Forward Contracts
Limited Partners' Capital Account [Line Items]
Percentage of Net Assets	(7.20%)	10.00%
Fair Value	(1,819,288)	2,671,241
Futures and Forward Contracts | Australia
Limited Partners' Capital Account [Line Items]
Percentage of Net Assets	0.10%	0.00%
Fair Value	13,630	3,134
Futures and Forward Contracts | European Monetary Union
Limited Partners' Capital Account [Line Items]
Percentage of Net Assets	0.30%	0.30%
Fair Value	69,960	81,278
Futures and Forward Contracts | Great Britain
Limited Partners' Capital Account [Line Items]
Percentage of Net Assets	0.00%	0.30%
Fair Value	5,614	72,763
Futures and Forward Contracts | Japan
Limited Partners' Capital Account [Line Items]
Percentage of Net Assets	0.40%	0.80%
Fair Value	106,637	210,666
Futures and Forward Contracts | United States
Limited Partners' Capital Account [Line Items]
Percentage of Net Assets	(8.10%)	6.40%
Fair Value	(2,048,725)	1,729,526
Futures and Forward Contracts | Other Countries
Limited Partners' Capital Account [Line Items]
Percentage of Net Assets	0.10%	2.20%
Fair Value	33,596	573,874
SERIES A | Forward Contracts
Limited Partners' Capital Account [Line Items]
Percentage of Net Assets	0.10%	0.60%
Fair Value	18,062	81,898
SERIES A | Future Contracts
Limited Partners' Capital Account [Line Items]
Percentage of Net Assets	(7.60%)	8.20%
Fair Value	(1,221,852)	1,128,102
SERIES A | United States Treasury Bills due
Limited Partners' Capital Account [Line Items]
Face Value	3,700,000	4,950,000
Percentage of Net Assets	23.40%	36.10%
Fair Value	3,700,000	4,949,019
SERIES A | Unrealized Appreciation on Forward Contracts
Limited Partners' Capital Account [Line Items]
Percentage of Net Assets	0.40%	0.70%
Fair Value	69,300	95,755
SERIES A | Unrealized Appreciation on Forward Contracts | Currency Swap
Limited Partners' Capital Account [Line Items]
Percentage of Net Assets	0.40%	0.70%
Fair Value	69,300	95,755
SERIES A | Unrealized Depreciation on Forward Contracts
Limited Partners' Capital Account [Line Items]
Percentage of Net Assets	(0.30%)	(0.10%)
Fair Value	(51,238)	(13,857)
SERIES A | Unrealized Depreciation on Forward Contracts | Currency Swap
Limited Partners' Capital Account [Line Items]
Percentage of Net Assets	(0.30%)	(0.10%)
Fair Value	(51,238)	(13,857)
SERIES A | Futures Contracts Purchased
Limited Partners' Capital Account [Line Items]
Percentage of Net Assets	(9.00%)	9.30%
Fair Value	(1,411,823)	1,271,946
SERIES A | Futures Contracts Purchased | Currency Swap
Limited Partners' Capital Account [Line Items]
Percentage of Net Assets	0.20%	1.50%
Fair Value	36,900	208,888
SERIES A | Futures Contracts Purchased | Energy
Limited Partners' Capital Account [Line Items]
Percentage of Net Assets	(0.30%)	0.30%
Fair Value	(45,053)	44,259
SERIES A | Futures Contracts Purchased | Financial
Limited Partners' Capital Account [Line Items]
Percentage of Net Assets	0.00%	0.40%
Fair Value	2,614	55,066
SERIES A | Futures Contracts Purchased | Financial | 2 Years U.S. Treasury Note
Limited Partners' Capital Account [Line Items]
Percentage of Net Assets	0.00%
Fair Value	1,016
SERIES A | Futures Contracts Purchased | Financial | Other
Limited Partners' Capital Account [Line Items]
Percentage of Net Assets	0.00%
Fair Value	1,598
SERIES A | Futures Contracts Purchased | Food & Fiber
Limited Partners' Capital Account [Line Items]
Percentage of Net Assets	0.10%	0.60%
Fair Value	16,738	81,781
SERIES A | Futures Contracts Purchased | Indices
Limited Partners' Capital Account [Line Items]
Percentage of Net Assets	0.00%	0.40%
Fair Value	4,717	46,624
SERIES A | Futures Contracts Purchased | Livestock
Limited Partners' Capital Account [Line Items]
Percentage of Net Assets		0.30%
Fair Value		40,970
SERIES A | Futures Contracts Purchased | CMX Gold
Limited Partners' Capital Account [Line Items]
Percentage of Net Assets	(8.90%)	3.90%
Fair Value	(1,407,280)	528,140
SERIES A | Futures Contracts Purchased | Other Metals
Limited Partners' Capital Account [Line Items]
Percentage of Net Assets	(0.10%)	1.90%
Fair Value	(20,459)	266,218
SERIES A | Futures Contracts Purchased | Total metals
Limited Partners' Capital Account [Line Items]
Percentage of Net Assets	(9.00%)	5.80%
Fair Value	(1,427,739)	794,358
SERIES A | Futures Contracts Sold
Limited Partners' Capital Account [Line Items]
Percentage of Net Assets	1.40%	(1.10%)
Fair Value	189,971	(143,844)
SERIES A | Futures Contracts Sold | Currency Swap
Limited Partners' Capital Account [Line Items]
Percentage of Net Assets	0.30%	0.10%
Fair Value	43,963	14,250
SERIES A | Futures Contracts Sold | Energy
Limited Partners' Capital Account [Line Items]
Percentage of Net Assets	0.30%	(0.10%)
Fair Value	42,480	(12,190)
SERIES A | Futures Contracts Sold | Financial
Limited Partners' Capital Account [Line Items]
Percentage of Net Assets	0.00%	(0.10%)
Fair Value	(6,656)	(10,607)
SERIES A | Futures Contracts Sold | Food & Fiber
Limited Partners' Capital Account [Line Items]
Percentage of Net Assets	0.10%
Fair Value	11,607
SERIES A | Futures Contracts Sold | Indices
Limited Partners' Capital Account [Line Items]
Percentage of Net Assets	0.20%	0.10%
Fair Value	26,026	9,628
SERIES A | Futures Contracts Sold | Livestock
Limited Partners' Capital Account [Line Items]
Percentage of Net Assets	0.10%
Fair Value	9,670
SERIES A | Futures Contracts Sold | Total metals
Limited Partners' Capital Account [Line Items]
Percentage of Net Assets	0.40%	(1.10%)
Fair Value	62,881	(144,925)
SERIES A | Futures and Forward Contracts
Limited Partners' Capital Account [Line Items]
Percentage of Net Assets	(7.50%)	8.80%
Fair Value	(1,203,790)	1,210,000
SERIES A | Futures and Forward Contracts | Australia
Limited Partners' Capital Account [Line Items]
Percentage of Net Assets	0.10%	0.00%
Fair Value	8,242	1,134
SERIES A | Futures and Forward Contracts | European Monetary Union
Limited Partners' Capital Account [Line Items]
Percentage of Net Assets	0.20%	0.20%
Fair Value	36,313	32,375
SERIES A | Futures and Forward Contracts | Great Britain
Limited Partners' Capital Account [Line Items]
Percentage of Net Assets	0.00%	0.20%
Fair Value	2,711	30,179
SERIES A | Futures and Forward Contracts | Japan
Limited Partners' Capital Account [Line Items]
Percentage of Net Assets	0.30%	0.70%
Fair Value	55,550	92,656
SERIES A | Futures and Forward Contracts | United States
Limited Partners' Capital Account [Line Items]
Percentage of Net Assets	(8.20%)	5.90%
Fair Value	(1,316,556)	808,405
SERIES A | Futures and Forward Contracts | Other Countries
Limited Partners' Capital Account [Line Items]
Percentage of Net Assets	0.10%	1.80%
Fair Value	9,950	245,251
SERIES B | Forward Contracts
Limited Partners' Capital Account [Line Items]
Percentage of Net Assets	0.20%	0.80%
Fair Value	21,529	106,227
SERIES B | Future Contracts
Limited Partners' Capital Account [Line Items]
Percentage of Net Assets	(0.70%)	10.60%
Fair Value	(637,027)	1,355,014
SERIES B | United States Treasury Bills due
Limited Partners' Capital Account [Line Items]
Face Value	2,700,000	4,650,000
Percentage of Net Assets	28.30%	35.90%
Fair Value	2,700,000	4,649,068
SERIES B | Unrealized Appreciation on Forward Contracts
Limited Partners' Capital Account [Line Items]
Percentage of Net Assets	0.70%	1.00%
Fair Value	65,688	128,830
SERIES B | Unrealized Appreciation on Forward Contracts | Currency Swap
Limited Partners' Capital Account [Line Items]
Percentage of Net Assets	0.70%	1.00%
Fair Value	65,688	128,830
SERIES B | Unrealized Depreciation on Forward Contracts
Limited Partners' Capital Account [Line Items]
Percentage of Net Assets	(0.50%)	(0.20%)
Fair Value	(44,159)	(22,603)
SERIES B | Unrealized Depreciation on Forward Contracts | Currency Swap
Limited Partners' Capital Account [Line Items]
Percentage of Net Assets	(0.50%)	(0.20%)
Fair Value	(44,159)	(22,603)
SERIES B | Futures Contracts Purchased
Limited Partners' Capital Account [Line Items]
Percentage of Net Assets	(8.80%)	12.10%
Fair Value	(825,539)	1,560,975
SERIES B | Futures Contracts Purchased | Currency Swap
Limited Partners' Capital Account [Line Items]
Percentage of Net Assets	0.30%	2.10%
Fair Value	31,583	275,775
SERIES B | Futures Contracts Purchased | Energy
Limited Partners' Capital Account [Line Items]
Percentage of Net Assets	(0.40%)	0.50%
Fair Value	(41,586)	66,524
SERIES B | Futures Contracts Purchased | Financial
Limited Partners' Capital Account [Line Items]
Percentage of Net Assets	0.00%	0.60%
Fair Value	3,266	72,471
SERIES B | Futures Contracts Purchased | Financial | 2 Years U.S. Treasury Note
Limited Partners' Capital Account [Line Items]
Percentage of Net Assets	0.00%
Fair Value	938
SERIES B | Futures Contracts Purchased | Financial | Other
Limited Partners' Capital Account [Line Items]
Percentage of Net Assets	0.00%
Fair Value	2,328
SERIES B | Futures Contracts Purchased | Food & Fiber
Limited Partners' Capital Account [Line Items]
Percentage of Net Assets	0.10%	0.90%
Fair Value	13,975	112,469
SERIES B | Futures Contracts Purchased | Indices
Limited Partners' Capital Account [Line Items]
Percentage of Net Assets	0.00%	0.50%
Fair Value	3,476	67,441
SERIES B | Futures Contracts Purchased | Livestock
Limited Partners' Capital Account [Line Items]
Percentage of Net Assets		0.40%
Fair Value		51,490
SERIES B | Futures Contracts Purchased | CMX Gold
Limited Partners' Capital Account [Line Items]
Percentage of Net Assets	(8.60%)	4.20%
Fair Value	(821,340)	538,920
SERIES B | Futures Contracts Purchased | Other Metals
Limited Partners' Capital Account [Line Items]
Percentage of Net Assets	(0.20%)	2.90%
Fair Value	(14,913)	375,885
SERIES B | Futures Contracts Purchased | Total metals
Limited Partners' Capital Account [Line Items]
Percentage of Net Assets	(8.80%)	7.10%
Fair Value	(836,253)	914,805
SERIES B | Futures Contracts Sold
Limited Partners' Capital Account [Line Items]
Percentage of Net Assets	1.80%	(1.50%)
Fair Value	188,512	(205,961)
SERIES B | Futures Contracts Sold | Currency Swap
Limited Partners' Capital Account [Line Items]
Percentage of Net Assets	0.40%	0.20%
Fair Value	41,319	19,444
SERIES B | Futures Contracts Sold | Energy
Limited Partners' Capital Account [Line Items]
Percentage of Net Assets	0.40%	(0.10%)
Fair Value	42,200	(18,790)
SERIES B | Futures Contracts Sold | Financial
Limited Partners' Capital Account [Line Items]
Percentage of Net Assets	(0.10%)	(0.10%)
Fair Value	(5,281)	(11,737)
SERIES B | Futures Contracts Sold | Food & Fiber
Limited Partners' Capital Account [Line Items]
Percentage of Net Assets	0.10%
Fair Value	11,690
SERIES B | Futures Contracts Sold | Indices
Limited Partners' Capital Account [Line Items]
Percentage of Net Assets	0.30%	0.10%
Fair Value	32,845	14,335
SERIES B | Futures Contracts Sold | Livestock
Limited Partners' Capital Account [Line Items]
Percentage of Net Assets	0.10%
Fair Value	9,280
SERIES B | Futures Contracts Sold | Total metals
Limited Partners' Capital Account [Line Items]
Percentage of Net Assets	0.60%	(1.60%)
Fair Value	56,459	(209,213)
SERIES B | Futures and Forward Contracts
Limited Partners' Capital Account [Line Items]
Percentage of Net Assets	(6.80%)	11.40%
Fair Value	(615,498)	1,461,241
SERIES B | Futures and Forward Contracts | Australia
Limited Partners' Capital Account [Line Items]
Percentage of Net Assets	0.10%	0.00%
Fair Value	5,388	2,000
SERIES B | Futures and Forward Contracts | European Monetary Union
Limited Partners' Capital Account [Line Items]
Percentage of Net Assets	0.30%	0.50%
Fair Value	33,647	48,903
SERIES B | Futures and Forward Contracts | Great Britain
Limited Partners' Capital Account [Line Items]
Percentage of Net Assets	0.00%	0.30%
Fair Value	2,903	42,584
SERIES B | Futures and Forward Contracts | Japan
Limited Partners' Capital Account [Line Items]
Percentage of Net Assets	0.40%	0.90%
Fair Value	51,087	118,010
SERIES B | Futures and Forward Contracts | United States
Limited Partners' Capital Account [Line Items]
Percentage of Net Assets	(7.80%)	7.10%
Fair Value	(732,169)	921,121
SERIES B | Futures and Forward Contracts | Other Countries
Limited Partners' Capital Account [Line Items]
Percentage of Net Assets	0.20%	2.60%
Fair Value	$ 23,646	$ 328,623